OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Text Block]

14.    OTHER CURRENT ASSETS

As of December 31, 2013 and 2012, other currents assets consist of:

	December 31,	December 31
	2013	2012
Advances to unrelated third-parties	$6,753,665	$5,623,896
Advances to employees	2,466,155	1,726,326
Installation contract deposits	1,256,474	997,447
Other current assets	499,041	454,316
	$10,975,335	$8,801,985

The advances to unrelated parties are non-interest bearing. As of March 31, 2014, approximately $2.22 million of these advances were collected.

Installation contract deposits are made time-to-time by the Company to demonstrate capital and resources in connection with bidding on certain projects. Such amounts are refundable upon the grant of the contract.